REGULATORY FRAMEWORK, Regulatory Framework of the Natural Gas Transportation Segment (Details) $ in Thousands											12 Months Ended	43 Months Ended
	Feb. 01, 2026	Jan. 01, 2026	Dec. 01, 2025	Nov. 01, 2025	Oct. 01, 2025	Sep. 01, 2025	Aug. 01, 2025	Jul. 01, 2025	Jun. 06, 2025	Feb. 06, 2025	Dec. 31, 2025 ARS ($)	Apr. 30, 2023	Mar. 01, 2025	Feb. 01, 2025	Jan. 02, 2025	Dec. 04, 2024	Nov. 04, 2024	Oct. 01, 2024	Sep. 02, 2024	Aug. 01, 2024	Jun. 30, 2024 USD ($)	Apr. 03, 2024	Apr. 01, 2024	Mar. 26, 2024	Apr. 29, 2023	Mar. 31, 2022	Apr. 01, 2019	Oct. 02, 2018	Sep. 04, 2018	Mar. 30, 2017
General aspects [Abstract]
Original license period											35 years
License period, renewal											10 years
License period, after renewal											45 years
Additional license period, after expiration date											20 years
Tariff situation [Abstract]
Natural gas transportation tariffs period, condition one											semi-annually
Natural gas transportation tariffs period, condition two											5 years
Conversion rate of exchange for tariffs											1
Number of years for negotiations under transitional agreement											17 years
Transitional Agreement [Abstract]
Percentage of increase in tariff on service for natural gas transportation																											26.00%			214.20%
Accumulated inflation rate percentage											47.00%	500.00%
Percentage of increase in tariff on access and use																														37.00%
Investment plan period											5 years
Five Year Plan investment amount											$ 6,786,543
Percentage of increase in tariff												95.00%														60.00%		19.70%	30.00%
Percentage of tariff increase on public service of Natural Gas Transportation and CAU																									95.00%
Tariff review period duration											5 years
Percentage of transitional adjustment natural gas transportation tariffs																							675.00%	675.00%
Percentage of wage index										40.00%	38.20%											47.00%
Percentage of domestic wholesale price index										30.00%												27.20%
Percentage of construction cost index										30.00%												25.80%
Percentage of transitional adjustment in natural gas transportation tariffs increase										22.70%			1.70%	1.50%	2.50%	3.00%	3.50%	2.70%	1.00%	4.00%		675.00%
Weighted average cost of capital after taxes										9.98%	7.18%
Initial tariff increase rate percentage											3.67%
Adjusted tariff increase rate percentage											4.74%
Periodic tariff update rate percentage			1.71%	2.89%	2.49%	2.38%	1.63%	0.62%	2.81%
ENARGAS [Member]
Transitional Agreement [Abstract]
Total investment plan amount																					$ 279,107,575
Subsequent events [Member]
Transitional Agreement [Abstract]
Periodic tariff update rate percentage	2.63%	2.03%